LOANS (excluding covered loans) - Changes in Other Real Estate Owned (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 17,907	$ 4,145	$ 4,028
Additions	4,232	18,650	6,136
Disposals	6,452	3,989	5,665
Write-downs	4,370	899	354
Balance at end of period	11,317	17,907	4,145
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,328	17,520	3,074
Disposals	3,916	2,315	3,237
Write-downs	4,042	727	55
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,904	1,130	3,062
Disposals	2,536	1,674	2,428
Write-downs	$ 328	$ 172	$ 299